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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST f/k/a

BARON ASSET FUND

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel

c/o Baron Investment Funds Trust

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Item 1. Schedule of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (UNAUDITED)

Shares		Cost	Value
Common Stocks (99.38%)
Consumer Discretionary (13.54%)
	Apparel, Accessories & Luxury Goods (0.11%)
30,000	Ralph Lauren Corp.	$517,383	$2,709,600

	Automotive Retail (1.64%)
92,000	Advance Auto Parts, Inc.	15,941,373	15,559,040
388,000	CarMax, Inc. [1]	4,415,017	24,983,320

		20,356,390	40,542,360

	Hotels, Resorts & Cruise Lines (2.31%)
525,400	Choice Hotels International, Inc.	2,254,244	29,448,670
500,000	Hyatt Hotels Corp., Cl A [1]	13,523,436	27,630,000

		15,777,680	57,078,670

	Internet & Direct Marketing Retail (2.80%)
197,000	Expedia, Inc.	23,435,912	22,316,160
32,000	The Priceline Group, Inc. [1]	5,125,131	46,913,920

		28,561,043	69,230,080

	Leisure Facilities (4.99%)
765,000	Vail Resorts, Inc.	14,847,009	123,402,150

	Specialty Stores (1.69%)
260,000	Tiffany & Co.	8,018,828	20,131,800
285,000	Tractor Supply Co.	8,929,604	21,605,850

		16,948,432	41,737,650

Total Consumer Discretionary		97,007,937	334,700,510

Energy (0.58%)
	Oil & Gas Exploration & Production (0.58%)
107,500	Concho Resources, Inc. [1]	4,595,625	14,254,500

Financials (17.77%)
	Asset Management & Custody Banks (0.76%)
250,000	T. Rowe Price Group, Inc.	6,031,231	18,815,000

	Financial Exchanges & Data (4.37%)
455,000	FactSet Research Systems, Inc.	24,721,767	74,360,650
230,000	MarketAxess Holdings, Inc.	25,489,330	33,791,600

		50,211,097	108,152,250

	Insurance Brokers (2.35%)
475,000	Willis Towers Watson plc [2]	58,514,776	58,083,000

	Investment Banking & Brokerage (4.07%)
2,550,000	The Charles Schwab Corp.	2,490,233	100,648,500

	Property & Casualty Insurance (4.45%)
1,275,000	Arch Capital Group Ltd. [1,2]	13,874,064	110,019,750

	Regional Banks (1.77%)
475,000	First Republic Bank	15,197,602	43,766,500

Total Financials		146,319,003	439,485,000

Shares		Cost	Value
Common Stocks (continued)
Health Care (22.05%)
	Health Care Distributors (2.07%)
337,000	Henry Schein, Inc. [1]	$9,010,382	$51,126,270

	Health Care Equipment (7.21%)
1,376,000	IDEXX Laboratories, Inc. [1]	26,550,870	161,363,520
105,000	Teleflex, Inc.	16,211,765	16,920,750

		42,762,635	178,284,270

	Health Care Facilities (0.63%)
148,000	Universal Health Services, Inc., Cl B	8,389,889	15,744,240

	Health Care Supplies (4.12%)
250,000	The Cooper Companies, Inc.	31,903,956	43,732,500
685,000	West Pharmaceutical Services, Inc.	30,592,734	58,108,550

		62,496,690	101,841,050

	Life Sciences Tools & Services (8.02%)
380,000	Bio-Techne Corporation	36,982,041	39,075,400
352,000	Illumina, Inc. [1]	15,181,108	45,070,080
250,000	Mettler-Toledo International, Inc. [1]	15,496,167	104,640,000
125,000	Quintiles IMS Holdings, Inc. (formerly, Quintiles Transnational Holdings, Inc.) [1]	5,232,156	9,506,250

		72,891,472	198,291,730

Total Health Care		195,551,068	545,287,560

Industrials (14.56%)
	Building Products (0.33%)
170,000	AO Smith Corp.	8,437,170	8,049,500

	Construction Machinery & Heavy Trucks (2.08%)
90,000	WABCO Holdings, Inc. [1]	10,455,704	9,553,500
505,000	Westinghouse Air Brake Technologies Corporation	33,676,456	41,925,100

		44,132,160	51,478,600

	Environmental & Facilities Services (0.79%)
581,087	Rollins, Inc.	16,726,224	19,629,119

	Industrial Conglomerates (1.78%)
240,000	Roper Technologies, Inc.	20,050,485	43,939,200

	Industrial Machinery (2.76%)
430,000	IDEX Corporation	31,397,849	38,725,800
230,000	The Middleby Corp. [1]	11,234,214	29,626,300

		42,632,063	68,352,100

	Research & Consulting Services (5.54%)
750,000	Nielsen Holdings PLC [2]	17,797,011	31,462,500
1,300,000	Verisk Analytics, Inc. [1]	33,418,943	105,521,000

		51,215,954	136,983,500

	Trading Companies & Distributors (1.28%)
675,000	Fastenal Co.	11,933,597	31,711,500

Total Industrials		195,127,653	360,143,519

See Notes to Schedules of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (22.55%)
	Application Software (6.57%)
550,000	ANSYS, Inc. [1]	$14,771,001	$50,869,500
220,000	CDK Global, Inc.	10,973,416	13,131,800
1,200,000	Guidewire Software, Inc. [1]	57,781,316	59,196,000
331,000	Mobileye N.V. [1,2]	9,103,032	12,617,720
934,000	SS&C Technologies Holdings, Inc.	25,547,624	26,712,400

		118,176,389	162,527,420

	Data Processing & Outsourced Services (5.04%)
450,000	FleetCor Technologies, Inc. [1]	16,395,112	63,684,000
400,000	MAXIMUS, Inc.	20,233,990	22,316,000
650,000	Vantiv, Inc., Cl A [1]	34,535,828	38,753,000

		71,164,930	124,753,000
	Internet Software & Services (4.60%)
170,000	CoStar Group, Inc. [1]	28,555,168	32,043,300
650,000	Verisign, Inc. [1]	31,889,165	49,445,500
270,872	Zillow Group, Inc., CI A [1]	7,666,898	9,873,284
614,000	Zillow Group, Inc., Cl C [1]	15,676,412	22,392,580

		83,787,643	113,754,664

	IT Consulting & Other Services (6.34%)
1,550,000	Gartner, Inc. [1]	33,739,350	156,658,500

Total Information Technology		306,868,312	557,693,584

Real Estate (5.62%)
	Office REITs (1.07%)
62,000	Alexander’s, Inc. [3]	2,779,302	26,465,940

	Real Estate Services (2.39%)
1,875,000	CBRE Group, Inc., Cl A [1]	24,329,071	59,043,750

	Specialized REITs (2.16%)
149,505	Equinix, Inc.	10,178,728	53,434,582

Total Real Estate		37,287,101	138,944,272

Telecommunication Services (2.71%)
	Integrated Telecommunication Services (2.71%)
650,000	SBA Communications Corp., Cl A [1]	18,558,058	67,119,000

Total Common Stocks		1,001,314,757	2,457,627,945

Private Equity Investments (0.13%)
Financials (0.13%)
	Asset Management & Custody Banks (0.13%)
7,056,223	Windy City Investments Holdings, L.L.C. [1,3,4,6]	0	3,217,638

Principal Amount		Cost	Value
Short Term Investments (0.64%)
$15,728,334	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/30/2016, 0.0305% due 1/3/2017; Proceeds at maturity - $15,728,386; (Fully collateralized by $17,240,000 U.S. Treasury Note, 1.625% due 5/15/2026; Market value – $16,044,785) [5]	$15,728,334	$15,728,334

Total Investments (100.15%)		$1,017,043,091	2,476,573,917

Liabilities Less Cash and Other Assets (-0.15%)			(3,802,637)

Net Assets			$2,472,771,280

Retail Shares (Equivalent to $57.90 per share based on 30,081,265 shares outstanding)			$1,741,573,756

Institutional Shares (Equivalent to $59.56 per share based on 12,145,192 shares outstanding)			$723,388,809

R6 Shares (Equivalent to $59.56 per share based on 131,101 shares outstanding)			$7,808,715

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	At December 31, 2016, the market value of restricted and fair valued securities amounted to $3,217,638 or 0.13% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (UNAUDITED)

Shares		Cost	Value
Common Stocks (99.63%)
Consumer Discretionary (26.47%)
	Apparel, Accessories & Luxury Goods (3.32%)
3,475,000	Under Armour, Inc., Cl A [1]	$13,912,447	$100,948,750
3,390,000	Under Armour, Inc., Cl C [1]	12,848,201	85,326,300

		26,760,648	186,275,050
	Casinos & Gaming (2.39%)
4,155,000	Penn National Gaming, Inc. [1]	36,915,622	57,297,450
2,625,000	Pinnacle Entertainment, Inc. [1]	29,435,111	38,062,500
1,660,582	Red Rock Resorts, Inc., Cl A	32,246,002	38,508,897

		98,596,735	133,868,847
	Education Services (3.70%)
2,140,000	Bright Horizons Family Solutions, Inc. [1]	70,371,583	149,842,800
2,480,000	Nord Anglia Education, Inc. [1,2]	47,112,999	57,784,000

		117,484,582	207,626,800
	Hotels, Resorts & Cruise Lines (5.43%)
3,007,500	Choice Hotels International, Inc. [4]	73,061,456	168,570,375
1,600,000	Marriott Vacations Worldwide Corp. [4]	87,504,361	135,760,000

		160,565,817	304,330,375
	Internet & Direct Marketing Retail (0.47%)
11,704,702	AO World plc (United Kingdom)[1,2]	26,353,820	26,166,718
	Leisure Facilities (6.61%)
1,100,000	ClubCorp Holdings, Inc.	19,230,076	15,785,000
2,196,993	Vail Resorts, Inc. [4]	80,228,702	354,396,941

		99,458,778	370,181,941
	Movies & Entertainment (1.38%)
5,450,018	Manchester United plc, Cl A [2]	77,159,985	77,662,756
	Restaurants (1.65%)
450,000	Panera Bread Co., Cl A [1]	15,602,751	92,290,500
	Specialty Stores (1.52%)
1,600,000	Dick’s Sporting Goods, Inc.	25,401,188	84,960,000

Total Consumer Discretionary		647,384,304	1,483,362,987

Consumer Staples (3.58%)
	Food Distributors (0.50%)
1,160,000	Performance Food Group Co. [1]	22,094,472	27,840,000
	Food Retail (0.60%)
2,400,000	Smart & Final Stores, Inc. [1]	41,471,310	33,840,000
	Household Products (1.72%)
2,175,000	Church & Dwight Co., Inc.	19,780,483	96,113,250
	Packaged Foods & Meats (0.76%)
590,000	TreeHouse Foods, Inc. [1]	19,930,346	42,592,100

Total Consumer Staples		103,276,611	200,385,350

Shares		Cost	Value
Common Stocks (continued)
Financials (22.52%)
	Asset Management & Custody Banks (4.14%)
1,500,000	The Carlyle Group	$32,844,320	$22,875,000
2,140,000	Cohen & Steers, Inc.	54,011,768	71,904,000
2,250,000	Financial Engines, Inc.	63,928,705	82,687,500
1,455,195	Oaktree Capital Group, LLC	65,648,565	54,569,813

		216,433,358	232,036,313
	Financial Exchanges & Data (8.76%)
1,500,000	FactSet Research Systems, Inc.	75,450,819	245,145,000
1,200,000	Morningstar, Inc.	31,380,846	88,272,000
2,000,000	MSCI, Inc.	38,900,776	157,560,000

		145,732,441	490,977,000
	Investment Banking & Brokerage (0.58%)
775,000	Moelis & Co., Cl A	22,607,788	26,272,500
400,000	Virtu Financial, Inc., Cl A	7,600,000	6,380,000

		30,207,788	32,652,500
	Life & Health Insurance (2.71%)
2,199,866	Primerica, Inc.	48,144,105	152,120,734
	Property & Casualty Insurance (6.10%)
3,900,000	Arch Capital Group Ltd. [1,2]	38,002,752	336,531,000
147,000	Kinsale Capital Group, Inc.	4,042,500	4,999,470

		42,045,252	341,530,470

	Thrifts & Mortgage Finance (0.23%)
400,000	Essent Group, Ltd. [1,2]	9,483,065	12,948,000

Total Financials		492,046,009	1,262,265,017

Health Care (9.31%)
	Health Care Equipment (3.56%)
273,374	Glaukos Corporation [1]	8,960,629	9,376,728
1,620,000	IDEXX Laboratories, Inc. [1]	25,195,039	189,977,400

		34,155,668	199,354,128
	Health Care Supplies (1.94%)
365,038	Neogen Corp. [1]	8,075,677	24,092,508
1,000,000	West Pharmaceutical Services, Inc.	34,882,531	84,830,000

		42,958,208	108,922,508
	Health Care Technology (0.44%)
2,395,957	Inovalon Holdings, Inc., CI A [1]	53,135,542	24,678,357
	Life Sciences Tools & Services (3.37%)
940,000	Bio-Techne Corporation	52,179,231	96,660,200
220,000	Mettler-Toledo International, Inc. [1]	10,143,453	92,083,200

		62,322,684	188,743,400

Total Health Care		192,572,102	521,698,393

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Industrials (6.82%)
	Building Products (3.84%)
2,025,000	CaesarStone Ltd. [1,2,4]	$40,812,636	$58,016,250
1,410,000	Masonite International Corp. [1,2]	78,696,113	92,778,000
1,000,000	Trex Company, Inc. [1]	36,640,335	64,400,000

		156,149,084	215,194,250
	Industrial Machinery (2.37%)
1,030,000	The Middleby Corp. [1]	29,233,297	132,674,300

	Trading Companies & Distributors (0.61%)
1,000,000	Air Lease Corp.	23,203,508	34,330,000

Total Industrials		208,585,889	382,198,550

Information Technology (21.23%)
	Application Software (7.49%)
1,810,000	ANSYS, Inc. [1]	43,294,206	167,406,900
1,190,000	Guidewire Software, Inc. [1]	38,711,926	58,702,700
1,000,000	Pegasystems, Inc.	13,997,009	36,000,000
5,500,000	SS&C Technologies Holdings, Inc.	45,787,597	157,300,000

		141,790,738	419,409,600
	Data Processing & Outsourced Services (2.69%)
2,700,000	MAXIMUS, Inc.	51,337,794	150,633,000
	Electronic Components (0.76%)
280,000	Littelfuse, Inc.	31,472,950	42,495,600
	Internet Software & Services (4.65%)
2,324,374	Benefitfocus, Inc. [1,4]	86,529,482	69,033,908
999,653	CoStar Group, Inc. [1]	44,116,616	188,424,594
75,000	Wix.com Ltd. [1,2]	3,538,388	3,341,250

		134,184,486	260,799,752
	IT Consulting & Other Services (5.64%)
1,200,000	Booz Allen Hamilton Holding Corp.	13,056,417	43,284,000
2,700,000	Gartner, Inc. [1]	42,649,332	272,889,000

		55,705,749	316,173,000

Total Information Technology		414,491,717	1,189,510,952

Real Estate (8.42%)
	Diversified REITs (0.55%)
712,000	American Assets Trust, Inc.	13,451,727	30,672,960

	Office REITs (3.39%)
124,000	Alexander’s, Inc. [5]	23,989,393	52,931,880
3,750,000	Douglas Emmett, Inc.	50,560,518	137,100,000

		74,549,911	190,031,880
	Specialized REITs (4.48%)
750,000	Alexandria Real Estate Equities, Inc. [5]	27,827,790	83,347,500
5,480,000	Gaming and Leisure Properties, Inc.	122,549,438	167,797,600

		150,377,228	251,145,100

Total Real Estate		238,378,866	471,849,940

Telecommunication Services (1.28%)
	Alternative Carriers (1.28%)
7,493,437	Iridium Communications, Inc. [1,4]	45,709,971	71,936,995

Total Common Stocks		2,342,445,469	5,583,208,184

Shares		Cost	Value
Preferred Stocks (0.25%)
Telecommunication Services (0.25%)
	Alternative Carriers (0.25%)
41,074	Iridium Communications, Inc., Series B, 6.75% [4,6]	$10,268,500	$14,117,544

Private Equity Investments (0.02%)
Financials (0.02%)
	Asset Management & Custody Banks (0.02%)
2,375,173	Windy City Investments Holdings, L.L.C. [1,3,5,7]	0	1,083,079

Principal Amount
Short Term Investments (0.45%)
$25,156,342	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/30/2016, 0.0305% due 1/3/2017; Proceeds at maturity – $25,156,426; (Fully collateralized by $27,400,000 U.S. Treasury Note, 1.625% due 2/15/2026; Market value – $25,662,456) [6]	25,156,342	25,156,342

Total Investments (100.35%)		$2,377,870,311	5,623,565,149

Liabilities Less Cash and Other Assets (-0.35%)			(19,861,361)

Net Assets			$5,603,703,788

Retail Shares (Equivalent to $59.49 per share based on 44,805,072 shares outstanding)			$2,665,530,173

Institutional Shares (Equivalent to $60.82 per share based on 48,270,209 shares outstanding)			$2,935,829,055

R6 Shares (Equivalent to $60.83 per share based on 38,546 shares outstanding)			$2,344,560

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2016, the market value of restricted and fair valued securities amounted to $1,083,079 or 0.02% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[4]	See Note 6 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (UNAUDITED)

Shares		Cost	Value
Common Stocks (99.55%)
Consumer Discretionary (18.87%)
	Automotive Retail (1.00%)
1,000,000	Camping World Holdings, Inc. Cl A	$22,585,722	$32,590,000

	Cable & Satellite (3.24%)
150,000	Liberty Broadband Corporation, Cl A [1]	621,053	10,869,000
300,000	Liberty Broadband Corporation, Cl C [1]	1,184,602	22,221,000
300,000	Liberty SiriusXM Group, Cl A [1]	626,689	10,356,000
1,200,000	Liberty SiriusXM Group, Cl C [1]	2,632,540	40,704,000
1,000,000	MSG Networks Inc., Cl A [1]	7,003,117	21,500,000

		12,068,001	105,650,000

	Casinos & Gaming (1.56%)
1,152,256	Penn National Gaming, Inc. [1]	5,901,480	15,889,610
1,500,000	Red Rock Resorts, Inc., Cl A	29,954,187	34,785,000

		35,855,667	50,674,610

	Education Services (6.20%)
1,850,000	Bright Horizons Family Solutions, Inc. [1]	61,406,206	129,537,000
3,100,000	Nord Anglia Education, Inc. [1,2]	56,903,384	72,230,000

		118,309,590	201,767,000

	Internet & Direct Marketing Retail (0.61%)
500,000	Liberty Expedia Holdings, Inc. Cl A [1]	21,356,049	19,835,000

	Movies & Entertainment (2.04%)
750,000	Liberty Media Group, Cl C [1]	10,168,679	23,497,500
250,000	The Madison Square Garden Company, Cl A [1]	13,336,231	42,877,500

		23,504,910	66,375,000

	Restaurants (3.24%)
750,000	BJ’s Restaurants, Inc. [1]	25,945,698	29,475,000
550,000	The Cheesecake Factory, Inc.	10,116,655	32,934,000
850,000	Wingstop Inc. [1]	20,620,955	25,151,500
750,000	Zoe’s Kitchen, Inc. [1]	20,374,376	17,992,500

		77,057,684	105,553,000
	Specialty Stores (0.98%)
2,250,000	Party City Holdco, Inc. [1]	32,984,775	31,950,000

Total Consumer Discretionary		343,722,398	614,394,610

Consumer Staples (0.73%)
	Food Distributors (0.73%)
1,500,000	The Chefs’ Warehouse, Inc. [1,3]	22,433,215	23,700,000

Energy (2.31%)
	Oil & Gas Storage & Transportation (2.31%)
400,000	Dominion Midstream Partners, L.P.	8,400,000	11,820,000
800,000	PBF Logistics LP	20,465,744	14,560,000
3,000,000	Scorpio Tankers Inc. [2]	24,900,000	13,590,000
800,000	Valero Energy Partners LP	23,241,892	35,416,000

Total Energy		77,007,636	75,386,000

Shares		Cost	Value
Common Stocks (continued)
Financials (2.73%)
	Asset Management & Custody Banks (1.13%)
1,000,000	Financial Engines, Inc.	$14,907,587	$36,750,000

	Financial Exchanges & Data (0.82%)
800,000	Bats Global Markets, Inc.	19,189,803	26,808,000

	Investment Banking & Brokerage (0.78%)
750,000	Moelis & Co., Cl A	18,642,401	25,425,000

Total Financials		52,739,791	88,983,000

Health Care (17.95%)
	Biotechnology (0.44%)
1,500,000	Abcam plc (United Kingdom)[2]	14,075,553	14,178,760

	Health Care Equipment (6.46%)
575,000	Cantel Medical Corp.	24,062,858	45,281,250
800,000	DexCom, Inc. [1]	10,765,337	47,760,000
1,000,000	IDEXX Laboratories, Inc. [1]	15,870,511	117,270,000

		50,698,706	210,311,250

	Health Care Supplies (1.13%)
1,500,000	The Spectranetics Corporation [1]	41,833,030	36,750,000

	Health Care Technology (0.18%)
235,000	HealthStream, Inc. [1]	6,159,021	5,886,750

	Life Sciences Tools & Services (8.19%)
825,000	ICON plc [1,2]	23,615,393	62,040,000
1,300,000	INC Research Holdings, Inc., Cl A [1]	32,616,022	68,380,000
489,361	Medpace Holdings, Inc. [1]	12,381,247	17,651,251
150,000	Mettler-Toledo International, Inc. [1]	7,800,480	62,784,000
125,000	Patheon N.V. [1,2]	2,625,000	3,588,750
950,000	PRA Health Sciences, Inc. [1]	17,544,443	52,364,000

		96,582,585	266,808,001

	Managed Health Care (1.55%)
1,250,000	HealthEquity, Inc. [1]	21,851,092	50,650,000

Total Health Care		231,199,987	584,584,761

Industrials (22.38%)
	Aerospace & Defense (5.97%)
750,000	DigitalGlobe, Inc. [1]	21,329,051	21,487,500
571,100	Mercury Systems, Inc. [1]	11,768,971	17,258,642
625,000	TransDigm Group, Inc. [1]	136,351	155,600,000

		33,234,373	194,346,142

	Diversified Support Services (0.60%)
500,000	Healthcare Services Group, Inc.	14,960,295	19,585,000

	Electrical Components & Equipment (3.19%)
450,000	Acuity Brands, Inc.	22,758,772	103,887,000

	Environmental & Facilities Services (3.62%)
1,500,000	Waste Connections, Inc. [2]	98,250,000	117,885,000

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Human Resource & Employment Services (2.81%)
2,075,000	On Assignment, Inc. [1]	$52,895,114	$91,632,000

	Industrial Machinery (3.35%)
1,250,000	Manitowoc Foodservice, Inc. [1]	20,508,081	24,162,500
300,000	Nordson Corp.	8,367,800	33,615,000
552,200	RBC Bearings, Incorporated [1]	37,047,467	51,249,682

		65,923,348	109,027,182

	Trading Companies & Distributors (2.84%)
1,250,000	SiteOne Landscape Supply, Inc. [1]	34,435,562	43,412,500
1,725,000	Univar, Inc. [1]	34,414,942	48,938,250

		68,850,504	92,350,750

Total Industrials		356,872,406	728,713,074

Information Technology (23.04%)
	Application Software (8.78%)
1,466,300	ACI Worldwide, Inc. [1]	17,363,486	26,613,345
1,200,000	Aspen Technology, Inc. [1]	46,594,815	65,616,000
1,600,000	Guidewire Software, Inc. [1]	45,300,514	78,928,000
630,000	The Ultimate Software Group, Inc. [1]	14,170,013	114,880,500

		123,428,828	286,037,845

	Data Processing & Outsourced Services (3.61%)
475,000	FleetCor Technologies, Inc. [1]	11,322,260	67,222,000
450,000	WEX, Inc. [1]	18,982,530	50,220,000

		30,304,790	117,442,000

	Electronic Equipment & Instruments (2.54%)
1,300,000	Cognex Corp.	24,881,749	82,706,000

	Internet Software & Services (0.06%)
59,485	comScore, Inc. [1]	1,882,182	1,878,536

	IT Consulting & Other Services (6.37%)
1,700,000	Acxiom Corp. [1]	38,602,270	45,560,000
1,600,000	Gartner, Inc. [1]	27,685,748	161,712,000

		66,288,018	207,272,000

	Technology Hardware, Storage & Peripherals (1.68%)
1,250,000	Electronics For Imaging, Inc. [1]	53,031,020	54,825,000

Total Information Technology		299,816,587	750,161,381

Materials (3.97%)
	Commodity Chemicals (0.23%)
341,232	Westlake Chemical Partners LP	8,230,940	7,404,735

	Construction Materials (1.71%)
2,350,000	Summit Materials, Inc., Cl A [1]	48,083,703	55,906,500

	Diversified Metals & Mining (0.25%)
750,000	Ferroglobe plc [2]	7,026,688	8,122,500
750,000	Ferroglobe Representation & Warranty Insurance Trust [1,4,6]	0	0

		7,026,688	8,122,500

	Metal & Glass Containers (1.20%)
800,000	Berry Plastics Group, Inc. [1]	12,652,147	38,984,000

	Specialty Chemicals (0.58%)
2,000,000	Flotek Industries, Inc. [1]	37,558,366	18,780,000

Total Materials		113,551,844	129,197,735

Shares		Cost	Value
Common Stocks (continued)
Real Estate (3.83%)
	Office REITs (0.33%)
100,000	SL Green Realty Corp.	$2,127,325	$10,755,000

	Real Estate Services (0.92%)
950,000	CBRE Group, Inc., Cl A [1]	4,409,528	29,915,500

	Specialized REITs (2.58%)
2,750,000	Gaming and Leisure Properties, Inc.	53,980,248	84,205,000

Total Real Estate		60,517,101	124,875,500

Telecommunication Services (3.74%)
	Integrated Telecommunication Services (2.70%)
850,000	SBA Communications Corp., Cl A [1]	3,429,038	87,771,000

	Wireless Telecommunication Services (1.04%)
127,776,957	PT Sarana Menara Nusantara Tbk. (Indonesia) [1,2]	26,650,487	33,953,721

Total Telecommunication Services		30,079,525	121,724,721

Total Common Stocks		1,587,940,490	3,241,720,782

Principal Amount
Short Term Investments (1.06%)
$34,575,871	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/30/2016, 0.0305% due 1/3/2017; Proceeds at maturity – $34,575,987; (Fully collateralized by $18,745,000 U.S. Treasury Note, 1.625% due 2/15/2026; Market value – $17,556,305 and $19,035,000 U.S. Treasury Note, 1.625% due 5/15/2026; Market value – $17,715,342)[5]	34,575,871	34,575,871

Total Investments (100.61%)		$1,622,516,361	3,276,296,653

Liabilities Less Cash and Other Assets (-0.61%)			(19,734,747)

Net Assets			$3,256,561,906

Retail Shares (Equivalent to $25.35 per share based on 66,025,120 shares outstanding)			$1,673,987,328

Institutional Shares (Equivalent to $26.08 per share based on 60,332,042 shares outstanding)			$1,573,579,350

R6 Shares (Equivalent to $26.08 per share based on 344,899 shares outstanding)			$8,995,228

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	See Note 6 regarding “Affiliated” companies.
[4]	At December 31, 2016, the market value of restricted and fair valued securities amounted to $0 or 0.00% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (UNAUDITED)

Shares		Cost	Value
Common Stocks (100.21%)
Consumer Discretionary (24.35%)
	Apparel, Accessories & Luxury Goods (0.91%)
70,079	Under Armour, Inc., Cl C [1]	$1,366,629	$1,763,888

	Automobile Manufacturers (4.40%)
40,000	Tesla Motors, Inc. [1]	8,209,677	8,547,600

	Internet & Direct Marketing Retail (16.67%)
19,775	Amazon.com, Inc. [1]	6,765,433	14,828,679
74,500	Ctrip.com International Ltd., ADR [1,2]	3,373,999	2,980,000
38,500	Expedia, Inc.	4,163,829	4,361,280
51,725	Netflix, Inc. [1]	1,959,749	6,403,555
2,585	The Priceline Group, Inc. [1]	410,193	3,789,765

		16,673,203	32,363,279
	Movies & Entertainment (2.37%)
323,014	Manchester United plc, Cl A [2]	5,264,662	4,602,950

Total Consumer Discretionary		31,514,171	47,277,717

Energy (1.66%)
	Oil & Gas Exploration & Production (1.66%)
24,215	Concho Resources, Inc. [1]	2,185,653	3,210,909

Financials (4.27%)
	Financial Exchanges & Data (1.93%)
25,500	MarketAxess Holdings, Inc.	2,558,831	3,746,460
	Investment Banking & Brokerage (2.34%)
115,000	The Charles Schwab Corp.	3,348,290	4,539,050

Total Financials		5,907,121	8,285,510

Health Care (8.43%)
	Biotechnology (2.60%)
68,000	Sage Therapeutics, Inc. [1]	2,334,741	3,472,080
22,500	Ultragenyx Pharmaceutical, Inc. [1]	1,424,113	1,581,975

		3,758,854	5,054,055

	Health Care Equipment (4.81%)
29,500	Edwards Lifesciences Corp. [1]	2,603,314	2,764,150
101,500	Glaukos Corporation [1]	3,338,270	3,481,450
4,875	Intuitive Surgical, Inc. [1]	3,230,250	3,091,579

		9,171,834	9,337,179
	Life Sciences Tools & Services (1.02%)
15,415	Illumina, Inc. [1]	639,801	1,973,736

Total Health Care		13,570,489	16,364,970

Industrials (1.41%)
	Research & Consulting Services (1.41%)
33,790	Verisk Analytics, Inc. [1]	1,575,663	2,742,734

Information Technology (55.79%)
	Application Software (11.58%)
30,175	ANSYS, Inc. [1]	638,088	2,790,886
213,000	Guidewire Software, Inc. [1]	5,657,084	10,507,290
85,500	Mobileye N.V. [1,2]	3,632,137	3,259,260
62,280	salesforce.com, Inc. [1]	3,704,295	4,263,689
32,500	Splunk, Inc. [1]	1,794,265	1,662,375

		15,425,869	22,483,500

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Data Processing & Outsourced Services (5.63%)
50,000	MasterCard Incorporated, Cl A	$4,137,487	$5,162,500
74,000	Visa, Inc., Cl A	5,420,641	5,773,480

		9,558,128	10,935,980
	Internet Software & Services (22.74%)
45,200	Alibaba Group Holding Ltd., ADR [1,2]	3,176,263	3,969,012
3,550	Alphabet Inc., Cl A [1]	1,943,173	2,813,198
11,350	Alphabet Inc., Cl C [1]	7,058,160	8,760,157
202,714	Benefitfocus, Inc. [1]	7,515,447	6,020,606
63,133	CoStar Group, Inc. [1]	3,606,416	11,899,939
41,150	Facebook, Inc., Cl A [1]	2,756,858	4,734,307
83,410	The Trade Desk, Inc., Cl A [1]	1,501,380	2,307,955
99,850	Zillow Group, Inc., Cl C [1]	2,252,540	3,641,529

		29,810,237	44,146,703
	IT Consulting & Other Services (9.57%)
286,500	Acxiom Corp. [1]	4,298,822	7,678,200
107,770	Gartner, Inc. [1]	1,995,862	10,892,314

		6,294,684	18,570,514
	Semiconductors (2.04%)
96,700	Mellanox Technologies Ltd. [1,2]	3,855,191	3,955,030
	Systems Software (4.23%)
48,100	Red Hat, Inc. [1]	2,138,626	3,352,570
65,400	ServiceNow, Inc. [1]	4,056,566	4,861,836

		6,195,192	8,214,406

Total Information Technology		71,139,301	108,306,133

Real Estate (2.83%)
	Specialized REITs (2.83%)
15,375	Equinix, Inc.	291,052	5,495,179

Telecommunication Services (1.47%)
	Integrated Telecommunication Services (1.47%)
27,700	SBA Communications Corp., Cl A [1]	92,646	2,860,302

Total Investments (100.21%)		$126,276,096	194,543,454

Liabilities Less Cash and Other Assets (-0.21%)			(412,571)

Net Assets			$194,130,883

Retail Shares (Equivalent to $13.99 per share based on 11,221,932 shares outstanding)			$156,972,966

Institutional Shares (Equivalent to $14.38 per share based on 2,559,667 shares outstanding)			$36,800,226

R6 Shares (Equivalent to $14.38 per share based on 24,868 shares outstanding)			$357,691

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.65%)
Consumer Discretionary (28.81%)
	Apparel, Accessories & Luxury Goods (1.11%)
62,036	Under Armour, Inc., Cl C [1]	$2,367,366	$1,561,446

	Cable & Satellite (2.55%)
24,450	Naspers Limited, Cl N (South Africa)[2]	3,602,327	3,585,656

	Internet & Direct Marketing Retail (23.18%)
27,668	Amazon.com, Inc. [1]	7,070,182	20,747,403
69,762	Ctrip.com International Ltd., ADR [1,2]	2,008,826	2,790,480
23,294	Expedia, Inc.	2,751,251	2,638,745
4,337	The Priceline Group, Inc. [1]	2,941,040	6,358,302

		14,771,299	32,534,930

	Restaurants (1.97%)
49,883	Starbucks Corp.	1,339,011	2,769,504

Total Consumer Discretionary		22,080,003	40,451,536

Energy (1.75%)
	Oil & Gas Exploration & Production (1.75%)
18,548	Concho Resources, Inc. [1]	1,774,388	2,459,465

Financials (11.01%)
	Asset Management & Custody Banks (2.07%)
88,195	Brookfield Asset Management, Inc., Cl A [2]	1,801,761	2,911,317

	Consumer Finance (1.19%)
46,030	Synchrony Financial	1,448,453	1,669,508

	Financial Exchanges & Data (2.92%)
35,570	CME Group, Inc.	2,088,336	4,102,999

	Investment Banking & Brokerage (2.42%)
86,153	The Charles Schwab Corp.	2,446,872	3,400,459

	Regional Banks (2.41%)
36,627	First Republic Bank	2,619,742	3,374,812

Total Financials		10,405,164	15,459,095

Health Care (10.15%)
	Biotechnology (3.60%)
16,468	Alexion Pharmaceuticals, Inc. [1]	2,582,829	2,014,860
5,423	Biogen, Inc. [1]	1,581,967	1,537,854
4,113	Regeneron Pharmaceuticals, Inc. [1]	1,197,729	1,509,841

		5,362,525	5,062,555

	Health Care Equipment (2.06%)
4,562	Intuitive Surgical, Inc. [1]	2,885,519	2,893,084

	Life Sciences Tools & Services (2.84%)
31,122	Illumina, Inc. [1]	1,119,172	3,984,861

	Pharmaceuticals (1.65%)
11,014	Allergan plc [1,2]	3,031,192	2,313,050

Total Health Care		12,398,408	14,253,550

Industrials (1.54%)

	Research & Consulting Services (1.54%)
26,592	Verisk Analytics, Inc. [1]	1,018,097	2,158,472

Shares		Cost	Value
Common Stocks (continued)
Information Technology (38.08%)
	Application Software (2.37%)
87,412	Mobileye N.V. [1,2]	$3,903,285	$3,332,146

	Data Processing & Outsourced Services (9.42%)
65,205	MasterCard Incorporated, Cl A	3,418,562	6,732,416
83,299	Visa, Inc., Cl A	2,537,808	6,498,988

		5,956,370	13,231,404

	Internet Software & Services (17.83%)
93,957	Alibaba Group Holding Ltd., ADR [1,2]	8,068,411	8,250,364
1,948	Alphabet Inc., Cl A [1]	280,365	1,543,693
10,046	Alphabet Inc., Cl C [1]	4,142,964	7,753,704
65,002	Facebook, Inc., Cl A [1]	1,611,512	7,478,480

		14,103,252	25,026,241

	IT Consulting & Other Services (1.07%)
23,271	EPAM Systems, Inc. [1]	1,572,685	1,496,558

	Semiconductor Equipment (2.21%)
27,701	ASML Holding N.V. [2]	1,817,805	3,108,052

	Systems Software (1.99%)
40,006	Red Hat, Inc. [1]	2,015,763	2,788,418

	Technology Hardware, Storage & Peripherals (3.19%)
38,616	Apple, Inc.	994,733	4,472,505

Total Information Technology		30,363,893	53,455,324

Materials (2.33%)
	Fertilizers & Agricultural Chemicals (2.33%)
31,146	Monsanto Co.	2,616,700	3,276,871

Real Estate (4.98%)
	Specialized REITs (4.98%)
19,555	Equinix, Inc.	3,178,515	6,989,152

Total Investments (98.65%)		$83,835,168	138,503,465

Cash and Other Assets Less Liabilities (1.35%)			1,888,318

Net Assets			$140,391,783

Retail Shares (Equivalent to $18.11 per share based on 3,533,106 shares outstanding)			$63,984,619

Institutional Shares (Equivalent to $18.38 per share based on 4,087,479 shares outstanding)			$75,116,019

R6 Shares (Equivalent to $18.38 per share based on 70,241 shares outstanding)			$1,291,145

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (UNAUDITED)

Shares		Cost	Value
Common Stocks (94.77%)
Consumer Discretionary (14.11%)
	Casinos & Gaming (3.76%)
95,000	Pinnacle Entertainment, Inc. [1]	$1,189,265	$1,377,500
55,000	Red Rock Resorts, Inc., Cl A	1,246,308	1,275,450

		2,435,573	2,652,950

	Education Services (1.65%)
50,000	Nord Anglia Education, Inc. [1,2]	1,106,521	1,165,000

	Internet & Direct Marketing Retail (2.47%)
44,000	Liberty Expedia Holdings, Inc., Cl A [1]	1,921,220	1,745,480

	Movies & Entertainment (1.44%)
30,000	Liberty Media Group, Cl A [1]	691,840	940,500
5,063	Manchester United plc, Cl A [2]	92,760	72,148

		784,600	1,012,648

	Restaurants (4.29%)
200,000	Domino’s Pizza Group plc (United Kingdom)[2]	905,083	889,299
61,000	Wingstop, Inc. [1]	1,450,692	1,804,990
14,000	Zoe’s Kitchen, Inc. [1]	312,966	335,860

		2,668,741	3,030,149

	Specialty Stores (0.50%)
25,000	Party City Holdco, Inc. [1]	308,692	355,000

Total Consumer Discretionary		9,225,347	9,961,227

Consumer Staples (2.09%)
	Distillers & Vintners (1.21%)
17,000	MGP Ingredients, Inc.	823,451	849,660

	Packaged Foods & Meats (0.88%)
750,000	Barfresh Food Group, Inc. [1]	417,200	622,500

Total Consumer Staples		1,240,651	1,472,160

Energy (3.75%)
	Oil & Gas Exploration & Production (1.24%)
175,000	Jones Energy, Inc. [1]	871,214	875,000

	Oil & Gas Storage & Transportation (2.51%)
60,000	Dominion Midstream Partners, L.P.	1,445,654	1,773,000

Total Energy		2,316,868	2,648,000

Financials (1.73%)
	Property & Casualty Insurance (1.73%)
36,000	Kinsale Capital Group, Inc.	578,352	1,224,360

Shares		Cost	Value
Common Stocks (continued)
Health Care (25.08%)
	Biotechnology (7.84%)
39,000	Adamas Pharmaceuticals, Inc. [1]	$642,242	$659,100
74,000	Flexion Therapeutics, Inc. [1]	1,251,101	1,407,480
68,500	Foundation Medicine, Inc. [1]	1,495,210	1,212,450
80,000	Myriad Genetics, Inc. [1]	1,551,635	1,333,600
13,200	Sage Therapeutics, Inc. [1]	651,461	673,992
3,500	Ultragenyx Pharmaceutical, Inc. [1]	230,488	246,085

		5,822,137	5,532,707

	Health Care Equipment (6.83%)
36,200	Glaukos Corporation [1]	972,748	1,241,660
16,000	Inogen, Inc. [1]	642,030	1,074,720
16,300	Nevro Corp. [1]	1,217,453	1,184,358
185,600	Novadaq Technologies, Inc. [1,2]	1,712,611	1,315,904

		4,544,842	4,816,642

	Health Care Supplies (5.18%)
282,500	Cerus Corp. [1]	1,551,139	1,228,875
168,500	Sientra, Inc. [1]	1,362,090	1,435,620
40,500	The Spectranetics Corporation [1]	883,363	992,250

		3,796,592	3,656,745

	Life Sciences Tools & Services (1.38%)
27,000	Medpace Holdings, Inc. [1]	706,642	973,890

	Managed Health Care (0.52%)
9,000	HealthEquity, Inc. [1]	186,306	364,680

	Pharmaceuticals (3.33%)
70,500	Neos Therapeutics, Inc. [1]	614,484	412,425
19,000	Pacira Pharmaceuticals, Inc. [1]	843,838	613,700
229,900	TherapeuticsMD, Inc. [1]	1,464,502	1,326,523

		2,922,824	2,352,648

Total Health Care		17,979,343	17,697,312

Industrials (11.18%)
	Aerospace & Defense (6.34%)
34,000	DigitalGlobe, Inc. [1]	943,884	974,100
95,000	The KEYW Holding Corporation [1]	877,418	1,120,050
78,600	Mercury Systems, Inc. [1]	1,278,877	2,375,292

		3,100,179	4,469,442

	Heavy Electrical Equipment (0.66%)
29,000	TPI Composites, Inc. [1]	434,363	465,160

	Industrial Machinery (2.46%)
16,500	ESCO Technologies, Inc.	579,185	934,725
63,500	Kornit Digital Ltd. [1,2]	656,467	803,275

		1,235,652	1,738,000

	Trading Companies & Distributors (1.72%)
35,000	SiteOne Landscape Supply, Inc. [1]	1,236,991	1,215,550

Total Industrials		6,007,185	7,888,152

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (31.92%)
	Application Software (2.48%)
31,000	BlackLine, Inc. [1]	$546,494	$856,530
35,000	QAD, Inc., Cl B	724,815	894,250

		1,271,309	1,750,780

	Electronic Equipment & Instruments (1.19%)
6,100	Coherent, Inc. [1]	480,442	838,048

	Internet Software & Services (11.29%)
96,700	Amber Road, Inc. [1]	726,678	878,036
22,300	Benefitfocus, Inc. [1]	608,349	662,310
40,000	Envestnet, Inc. [1]	1,486,958	1,410,000
260,000	JUST EAT plc (United Kingdom)[1,2]	1,524,415	1,869,674
70,000	Quotient Technology, Inc. [1]	774,876	752,500
55,000	The Trade Desk, Inc., Cl A [1]	1,324,718	1,521,850
70,000	TrueCar, Inc. [1]	889,715	875,000

		7,335,709	7,969,370

	IT Consulting & Other Services (1.71%)
45,000	Acxiom Corp. [1]	1,071,213	1,206,000

	Semiconductor Equipment (1.01%)
66,000	Ichor Holdings Ltd. [1,2]	604,766	714,120

	Semiconductors (8.12%)
94,000	Everspin Technologies, Inc. [1]	723,888	779,260
36,000	Impinj, Inc. [1]	780,618	1,272,240
64,500	MACOM Technology Solutions Holdings, Inc. [1]	2,401,238	2,985,060
17,000	Mellanox Technologies Ltd. [1,2]	706,291	695,300

		4,612,035	5,731,860

	Systems Software (6.12%)
83,000	Qualys, Inc. [1]	2,300,002	2,626,950
63,100	Varonis Systems, Inc. [1]	1,672,377	1,691,080

		3,972,379	4,318,030

Total Information Technology		19,347,853	22,528,208

Materials (1.33%)
	Specialty Chemicals (1.33%)
100,000	Flotek Industries, Inc. [1]	1,139,089	939,000

Real Estate (3.58%)
	Industrial REITs (1.48%)
45,000	Rexford Industrial Realty, Inc.	957,319	1,043,550

	Residential REITs (2.10%)
35,000	Education Realty Trust, Inc.	1,286,930	1,480,500

Total Real Estate		2,244,249	2,524,050

Total Common Stocks		60,078,937	66,882,469

Shares		Cost	Value
Warrants (0.14%)
Consumer Staples (0.14%)
	Packaged Foods & Meats (0.14%)
300,000	Barfresh Food Group, Inc. Warrants Exp 3/13/2020 [1,3,4]	$0	$96,000

Principal Amount
Short Term Investments (5.63%)
3,975,295	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/30/2016, 0.0305% due 1/3/2017; Proceeds at maturity – $3,975,308; (Fully collateralized by $4,015,000 U.S.Treasury Note, 0.375% due 7/15/2025; Market value – $4,058,595) [4]	3,975,295	3,975,295

Total Investments (100.54%)		$64,054,232	70,953,764

Liabilities Less Cash and Other Assets (-0.54%)			(384,584)

Net Assets			$70,569,180

Retail Shares (Equivalent to $13.39 per share based on 1,826,844 shares outstanding)			$24,469,976

Institutional Shares (Equivalent to $13.50 per share based on 3,255,459 shares outstanding)			$43,954,897

R6 Shares (Equivalent to $13.50 per share based on 158,814 shares outstanding)			$2,144,307

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2016, the market value of restricted and fair valued securities amounted to $96,000 or 0.14% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Funds	December 31, 2016

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987, and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The Trust currently offers six series (individually, a “Fund” and collectively, the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund.

Each Fund offers Retail Shares, Institutional Shares and R6 Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms or other platforms. R6 Shares are for investments in the amount of $5 million or more per Fund. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans and Taft-Hartley multi-employer pension plans), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with the adviser, and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values (“NAV”) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAV is calculated (the “NAV Calculation Time”)) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the “Adviser”) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at the NAV Calculation Time, except under the circumstances described below. Most foreign markets close before the NAV Calculation Time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at the NAV Calculation Time. As a result, the Adviser may use a third-party pricing service to assist in determining fair value of foreign securities. This service utilizes a systematic methodology in making fair value estimates. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and the adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

c) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

The Funds did not hold derivatives or participate in securities lending/borrowing activities at December 31, 2016.

d) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

The information required to be disclosed by ASU No. 2011-11 for the Funds’ investments in repurchase agreements at December 31, 2016, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Schedule of Investments.

e) Master Limited Partnerships. The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

Baron Funds	December 31, 2016

3. RESTRICTED SECURITIES

At December 31, 2016, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At December 31, 2016, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund
Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	$3,217,638

(Cost $0) (0.13% of Net Assets)
	Baron Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	$1,083,079

(Cost $0) (0.02% of Net Assets)
	Baron Small Cap Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Ferroglobe Representation and Warranty Insurance Trust	11/22/2016	$0

(Cost $0) (0.00% of Net Assets)

	Baron Discovery Fund
Name of Issuer	Acquisition Date(s)	Value
Warrants
Barfresh Food Group, Inc., Warrants, Exp 3/13/2020	2/23/2015	$96,000

(Cost $0) (0.14% of Net Assets)

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•	Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Baron Funds	December 31, 2016

The following is a summary of the inputs used as of December 31, 2016 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,457,627,945	$—	$—	$2,457,627,945
Private Equity Investments	—	—	3,217,638	3,217,638
Short Term Investments	—	15,728,334	—	15,728,334

Total Investments	$2,457,627,945	$15,728,334	$3,217,638	$2,476,573,917

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on December 31, 2016. There have been no transfers in and out of Level 1,

2 or 3 fair value measurements for the Fund for the three months ended December 31, 2016.

	Baron Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$5,583,208,184	$—	$—	$5,583,208,184
Preferred Stocks	—	14,117,544	—	14,117,544
Private Equity Investments	—	—	1,083,079	1,083,079
Short Term Investments	—	25,156,342	—	25,156,342

Total Investments	$5,583,208,184	$39,273,886	$1,083,079	$5,623,565,149

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on December 31, 2016. There have been no transfers in and out of Level 1,

2 or 3 fair value measurements for the Fund for the three months ended December 31, 2016.

	Baron Small Cap Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,241,720,782	$—	$0	$3,241,720,782
Short Term Investments	—	34,575,871	—	34,575,871

Total Investments	$3,241,720,782	$34,575,871	$0	$3,276,296,653

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on December 31, 2016. There have been no transfers in and out of Level 1,

2 or 3 fair value measurements for the Fund for the three months ended December 31, 2016.

	Baron Opportunity Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$194,543,454	$—	$—	$194,543,454

Total Investments	$194,543,454	$—	$—	$194,543,454

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on December 31, 2016. There have been no transfers in and out of Level 1,

2 or 3 fair value measurements for the Fund for the three months ended December 31, 2016.

	Baron Fifth Avenue Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$138,503,465	$—	$—	$138,503,465

Total Investments	$138,503,465	$—	$—	$138,503,465

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on December 31, 2016. There have been no transfers in and out of Level 1,

2 or 3 fair value measurements for the Fund for the three months ended December 31, 2016.

Baron Funds	December 31, 2016

	Baron Discovery Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$66,882,469	$—	$—	$66,882,469
Warrants	—	96,000	—	96,000
Short Term Investments†	—	3,975,295	—	3,975,295

Total Investments	$66,882,469	$4,071,295	$—	$70,953,764

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on December 31, 2016. There have been no transfers in and out of Level 1,

2 or 3 fair value measurements for the Fund for the three months ended December 31, 2016.

†	See Schedules of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund
Investments in Securities	Balance as of September 30, 2016	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2016	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2016
Private Equity Investments
Financials	$3,175,300	$—	$—	$42,338	$—	$—	$—	$—	$3,217,638	$42,338

Total	$3,175,300	$—	$—	$42,338	$—	$—	$—	$—	$3,217,638	$42,338

	Baron Growth Fund
Investments in Securities	Balance as of September 30, 2016	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2016	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2016
Private Equity Investments
Financials	$1,068,828	$—	$—	$14,251	$—	$—	$—	$—	$1,083,079	$14,251

Total	$1,068,828	$—	$—	$14,251	$—	$—	$—	$—	$1,083,079	$14,251

	Baron Small Cap Fund
Investments in Securities	Balance as of September 30, 2016	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2016	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2016
Common Stocks
Diversified Metals & Mining	$—	$—	$—	$0	$0	$—	$—	$—	$0	$0

Total	$—	$—	$—	$0	$0	$—	$—	$—	$0	$0

Baron Funds	December 31, 2016

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of December 31, 2016, the components of net assets on a tax basis were substantially as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund
Cost of investments	$1,017,043,091	$2,377,870,311	$1,622,516,361	$126,276,096	$83,835,168	$64,054,232

Gross tax unrealized appreciation	$1,462,754,562	$3,325,376,294	$1,700,897,255	$71,461,350	$57,580,885	$9,281,275
Gross tax unrealized depreciation	(3,223,736)	(79,681,456)	(47,116,963)	(3,193,992)	(2,912,588)	(2,381,743)

Net unrealized appreciation	$1,459,530,826	$3,245,694,838	$1,653,780,292	$68,267,358	$54,668,297	$6,899,532

6. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON GROWTH FUND

Name of Issuer	Value at September 30, 2016	Purchase Cost	Sales Proceeds	Net Change in Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at December 31, 2016	Value at December 31, 2016
“Affiliated” Company as of December 31, 2016:
Benefitfocus, Inc.	$92,789,010	$—	$—	$(23,755,102)	$—	$—	2,324,374	$69,033,908
CaesarStone Ltd.	78,813,900	—	1,822,704	(18,568,334)	(406,612)	—	2,025,000	58,016,250
Choice Hotels International, Inc.	135,578,100	—	—	32,992,275	—	646,613	3,007,500	168,570,375
Iridium Communications, Inc.	60,771,774	—	—	11,165,221	—	—	7,493,437	71,936,995
Iridium Communications, Inc., Series B, 6.75%	12,353,827	—	—	1,763,717	—	173,281	41,074	14,117,544
Marriott Vacations Worldwide Corp.	117,312,000	—	—	18,448,000	—	560,000	1,600,000	135,760,000
Vail Resorts, Inc.	323,925,824	20,357,722	—	10,113,395	—	3,452,052	2,196,993	354,396,941

	$821,544,435	$20,357,722	$1,822,704	$32,159,172	$(406,612)	$4,831,946		$871,832,013

No Longer an “Affiliated” Company as of December 31, 2016:
Primerica, Inc.	$132,575,000		$21,225,316	$28,957,126	$11,813,924	$450,000	2,199,866	$152,120,734

BARON SMALL CAP FUND
Name of Issuer	Value at September 30, 2016	Purchase Cost	Sales Proceeds	Net Change in Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at December 31, 2016	Value at December 31, 2016
“Affiliated” Company as of December 31, 2016:
The Chefs’ Warehouse, Inc.	$18,721,472	$—	$2,159,867	$8,089,918	$(951,523)	$—	1,500,000	$23,700,000

[1]	An “Affiliated” Company (“affiliated person” as defined in the 1940 Act), is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the three months ended December 31, 2016.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

1.	The certifications of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Investment Funds Trust

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

Date: February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG
Peggy Wong
Treasurer and Chief Financial Officer

Date: February 24, 2017